Other Assets	6 Months Ended
Jun. 30, 2014
Other Assets.
Other Assets

11. Other Assets

        Other assets for the Successor were comprised of the following at June 30, 2014:

Successor
June 30, 2014
(Dollars in thousands)
Receivable from related party, net	$216,825
AeroTurbine inventory	222,562
Other receivables	112,569
Notes receivable(a)	78,097
Prepaid expenses and other	55,155
Debt issuance costs(b)	40,235
Other assets	24,043

$749,486

(a)
Notes receivable are primarily from aircraft financing activities and are fixed with a weighted average interest rate of approximately 6.0%.

(b)
Debt issuance costs for the Predecessor were presented separately on the December 31, 2013, Condensed, Consolidated Balance Sheet as Deferred debt issue costs.

        During the period beginning February 5, 2014, and ending June 30, 2014, we did not have any activity in our allowance for credit losses on notes receivable.

        Lease receivables and other assets for the Predecessor were comprised of the following at December 31, 2013:

Predecessor
December 31, 2013
(Dollars in thousands)
Lease receivables	$229,354
AeroTurbine Inventory	257,676
Straight-line rents and other assets	199,591
Lease incentive costs, net of amortization	183,220
Goodwill and other intangible assets	46,076
Notes and trade receivables, net of allowance(a)	18,146

$934,063

(a)
Notes receivable were primarily from the sale of flight equipment and were fixed with varying interest rates from 2.0% to 10.5%.

        During the period beginning January 1, 2014, and ending May 13, 2014 and the six months ended June 30, 2013, we did not have any activity in our allowance for credit losses on notes receivable.